Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2014
Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31,
	2012	2013	2014
Net income attributable to ordinary shareholders—basic and diluted	22,826,454	51,435,171	72,406,504
Weighted average number of ordinary shares outstanding—basic	27,751,335	27,480,150	27,873,501
Plus: share options	249,756	229,339	178,203
Plus: non-vested restricted shares	72,640	298,897	176,119
Weighted average number of ordinary shares outstanding—diluted	28,073,731	28,008,386	28,227,823
Basic net income per share	0.82	1.87	2.60
Diluted net income per share	0.81	1.84	2.57

Antidilutive Securities Excluded from Computation of Earning Per Share

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2012	2013	2014
Share options	121,784	20,000	304,045
Restricted shares	448,648	2,994	—
Total	570,432	22,994	304,045